Dear Variable Annuity Owner:

U.S. stocks fell in the first quarter due to continued earnings warnings and concerns about the economy slowing. The Fed's cuts in interest rates helped the market rebound in the second quarter, but left many sectors of the U.S. market below where they started the year. The Fed's action did help bonds, with the declining interest rates driving up bond prices. International markets behaved in much the same way as U.S. markets, dropping in the first quarter. However, the second quarter rebound was much weaker.

The first half of 2001 presents the typical investor some of the same challenges we saw last year. At times like these, we may recall the returns of just a few years ago and compare them to more recent experience. As we do this, it's a good time to remind ourselves that investing involves short-term risks that must be weathered to "earn" the potentially favorable long-term returns. The table below shows the percent change in unit value for each subaccount of the MEMBERS Variable Annuity.

               Percent Change in Unit Value from December 31, 2000
                             through June 30, 2001
------------------------------- ---------------------- ----------------------------- ---------------------
                                  Percent Change in                                   Percent Change in
          Subaccount                 Unit Value                 Subaccount                Unit Value
------------------------------- ---------------------- ----------------------------- ---------------------
Money Market                            1.66%             International Stock              -16.61%
------------------------------- ---------------------- ----------------------------- ---------------------
Bond                                    3.03%             Global Governments                 -0.25%
------------------------------- ---------------------- ----------------------------- ---------------------
Balanced                               -4.32%             Emerging Growth                  -23.74%
------------------------------- ---------------------- ----------------------------- ---------------------
Growth and Income Stock                -9.63%             High Income                         1.23%
------------------------------- ---------------------- ----------------------------- ---------------------
Capital Appreciation Stock             -2.86%             Developing Markets                 -1.91%
------------------------------- ---------------------- ----------------------------- ---------------------
Mid-Cap Stock                           6.98%
------------------------------- ---------------------- ----------------------------- ---------------------

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The returns shown above reflect the deduction of the variable account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the semiannual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:

     Statements of Assets and Liabilities........... page 2
     Statements of Operations....................... page 4
     Statements of Changes in Net Assets............ page 5
     Notes to Financial Statements.................. page 8

The remaining sections of this booklet cover the mutual funds and include discussions of the funds' results and the managers' outlooks for (1) the Ultra Series Fund which includes the Money Market Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, and Mid-Cap Stock Fund; (2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.; (3) the MFS(R) Global Government SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM, (4) the Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds; and (5) the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund.

We at CUNA Mutual Life Insurance Company would like to thank you for choosing our variable annuity to help you meet your long term asset accumulation goals and retirement income needs. We appreciate the trust and confidence you place in us. Thank you for giving us the opportunity to serve you.

Sincerely,



/s/ Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                      Statements of Assets and Liabilities
                                  June 30, 2001
                                   (Unaudited)

                                                                                                          Capital
                                             Money                                         Growth and    Appreciation       Mid-Cap
                                            Market            Bond          Balanced      Income Stock       Stock           Stock
Assets:                                   Subaccount       Subaccount      Subaccount      Subaccount     Subaccount      Subaccount
                                          ----------       ----------      ----------      ----------     ----------      ----------
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   65,348,304 shares at net asset value of
   $1.00 per share (cost $65,348,304)    $65,348,304     $        --     $         --   $         --    $         --    $        --

Bond Fund,
   8,838,737 shares at net asset value of
   $10.37 per share (cost $92,352,880)            --      91,660,656               --             --              --             --

Balanced Fund,
   23,559,074 shares at net asset value of
   $19.04 per share (cost $417,025,335)           --              --      448,677,598             --              --             --

Growth and Income Stock Fund,
   18,771,461 shares at net asset value of
   $29.80 per share (cost $499,443,326)           --              --               --    559,434,637              --             --

Capital Appreciation Stock Fund,
   13,956,170 shares at net asset value of
   $24.06 per share (cost $267,985,498)           --              --               --             --     335,849,767             --

Mid-Cap Stock Fund,
   3,819,323 shares at net asset value of
   $13.97 per share (cost $46,145,600)            --              --               --             --              --     53,353,388
                                          ----------      ----------      -----------    -----------     -----------     ----------
     Total assets                         65,348,304      91,660,656      448,677,598    559,434,637     335,849,767     53,353,388
                                          ----------      ----------      -----------    -----------     -----------     ----------
Liabilities:
Accrued adverse mortality and
   expense charges                            64,137          91,069          450,985        568,961         332,151         52,542
Other accrued expenses                         7,697          10,928           54,118         68,275          39,858          6,305
                                          ----------      ----------      -----------    -----------     -----------     ----------
     Total liabilities                        71,834         101,997          505,103        637,236         372,009         58,847
                                          ----------      ----------      -----------    -----------     -----------     ----------
     Net assets                          $65,276,470     $91,558,659     $448,172,495   $558,797,401    $335,477,758    $53,294,541
                                          ==========      ==========      ===========    ===========     ===========     ==========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                             $65,269,962     $91,542,609     $447,941,868   $558,359,167    $335,393,247    $53,287,952
Contracts in annuity payment period
   (note 2 and note 5)                         6,508          16,050          230,627        438,234          84,511          6,589
                                          ----------      ----------      -----------    -----------     -----------     ----------
     Total contract owners' equity       $65,276,470     $91,558,659     $448,172,495   $558,797,401    $335,477,758    $53,294,541
                                          ==========      ==========      ===========    ===========     ===========     ==========
     Total units outstanding
       (note 5 and note 6)                 5,066,826       6,563,964       24,104,836     23,070,132      11,372,834      3,619,878
                                          ==========      ==========      ===========    ===========     ===========     ==========
     Net asset value per unit                 $12.88          $13.95           $18.59         $24.22          $29.50         $14.72
                                          ==========      ==========      ===========    ===========     ===========     ==========


See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                 Statements of Assets and Liabilities, continued
                                  June 30, 2001
                                   (Unaudited)

                                         International          Global             Emerging            High          Developing
                                             Stock            Governments           Growth            Income           Markets
Assets:                                   Subaccount          Subaccount          Subaccount        Subaccount       Subaccount
Investments in T. Rowe Price
International Series, Inc.:
   International Stock Portfolio,
   5,726,850 shares at net asset value of
   $12.65 per share (cost $77,159,839)   $72,444,650         $        --       $         --       $        --        $       --

Investments in MFS(R) Variable Insurance
   TrustSM: Global Governments Series,
   969,642 shares at net asset value of
   $9.67 per share (cost $9,895,631)              --           9,376,438                 --                --                --

Investments in MFS(R) Variable Insurance
   TrustSM: Emerging Growth Series,
   5,526,452 shares at net asset value of
   $20.77 per share (cost $115,223,599)           --                  --        114,784,405                --                --

Investments in Oppenheimer
Variable Account Funds:
   High Income Fund/VA,
   5,303,837 shares at net asset value of
   $8.54 per share (cost $56,700,809)             --                  --                 --        45,294,767                --

Investments in Franklin Templeton
Variable Insurance Products Trust:
   Developing Markets Securities,
   1,156,865 shares at net asset value of
   $5.11 per share (cost $7,763,055)              --                  --                 --                --         5,911,582
                                         -----------          ----------        -----------        ----------         ---------
     Total assets                         72,444,650           9,376,438        114,784,405        45,294,767         5,911,582
                                         -----------          ----------        -----------        ----------         ---------
Liabilities
Accrued adverse mortality and
   expense charges                            73,419               9,398            114,211            45,832             5,937
Other accrued expenses                         8,810               1,128             13,705             5,500               712
                                         -----------          ----------        -----------        ----------         ---------
     Total liabilities                        82,229              10,526            127,916            51,332             6,649
                                         -----------          ----------        -----------        ----------         ---------
     Net assets                          $72,362,421          $9,365,912       $114,656,489       $45,243,435        $5,904,933
                                         ===========          ==========        ===========        ==========         =========
Contract owners' equity:
Contracts in accumulation period
   (note 5)                              $72,325,064          $9,364,159       $114,609,524       $45,216,512        $5,904,933
Contracts in annuity payment period
   (note 2 and note 5)                        37,357               1,753             46,965            26,923                --
                                         -----------          ----------        -----------        ----------        ----------
     Total contract owners' equity       $72,362,421          $9,365,912       $114,656,489       $45,243,435        $5,904,933
                                         ===========          ==========        ===========        ==========        ==========
     Total units outstanding
       (note 5 and note 6)                 5,654,539             785,945          6,783,329         4,210,788         1,149,625
                                         ===========          ==========        ===========        ==========         =========
     Net asset value per unit                 $12.80              $11.92             $16.90            $10.74             $5.14
                                         ===========          ==========        ===========        ==========         =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                            Statements of Operations
                                  June 30, 2001
                                   (Unaudited)

                                                                                                           Capital
                                            Money                                         Growth and     Appreciation       Mid-Cap
                                           Market           Bond          Balanced      Income Stock        Stock           Stock
Investment income (loss):                Subaccount      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------      ----------
  Dividend income                        $1,390,837     $1,406,735       $3,510,318     $1,377,496         $119,585        $33,356
  Adverse mortality and expense charges
   (note 3)                                (369,551)      (554,550)      (2,878,389)    (3,699,558)      (2,112,382)      (294,380)
  Administrative charges                    (44,346)       (66,546)        (345,407)      (443,947)        (253,486)       (35,326)
                                         ----------     ----------      -----------    -----------      -----------      ---------
  Net investment income (loss)              976,940        785,639          286,522     (2,766,009)      (2,246,283)      (296,350)
                                         ----------     ----------      -----------    -----------      -----------      ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received           --             --       11,911,104     10,173,225       21,825,819      1,591,876
   Proceeds from sale of securities       9,234,107      3,542,814       14,137,194     23,377,945       11,053,918        245,523
   Cost of securities sold               (9,234,107)    (3,573,141)     (12,764,026)   (20,138,592)      (8,764,043)      (221,052)
                                         ----------     ----------      -----------    -----------      -----------      ---------
   Net realized gain (loss) on security
    transactions                                 --        (30,327)      13,284,272     13,412,578       24,115,695      2,616,347
  Net change in unrealized appreciation
   or depreciation on investments                --      1,807,758      (34,033,954)   (71,583,764)     (32,184,834)       947,479
                                         ----------     ----------      -----------    -----------      -----------      ---------
   Net gain (loss) on investments                --      1,777,431      (20,749,682)   (58,171,186)      (8,069,140)     3,563,826
                                         ----------     ----------       ----------    -----------      -----------      ---------
Net increase (decrease) in net assets
  resulting from operations                $976,940     $2,563,070     ($20,463,160)  ($60,937,195)    ($10,315,423)    $3,267,476
                                         ==========     ==========      ===========    ===========      ===========      =========


                                        International      Global         Emerging          High         Developing
                                            Stock        Governments       Growth          Income          Markets
Investment income (loss):                Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                         ----------      ----------      ----------      ----------      ----------
  Dividend income                       $        --       $367,333  $            --     $4,668,597          $47,836
  Adverse mortality and expense charges
   (note 3)                                (507,447)       (62,386)        (768,359)      (295,838)         (38,807)
  Administrative charges                    (60,894)        (7,486)         (92,203)       (35,501)          (4,657)
                                        -----------      ---------      -----------     ----------        ---------
  Net investment income (loss)             (568,341)       297,461         (860,562)     4,337,258           (4,372)
                                        -----------      ---------      -----------     ----------        ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received           --             --        7,303,635             --               --
   Proceeds from sale of securities       5,140,365      1,627,225        5,647,491      2,813,102          679,798
   Cost of securities sold               (5,129,062)    (1,652,132)      (5,262,752)    (3,298,628)        (874,655)
                                        -----------      ---------      -----------     ----------        ---------
   Net realized gain (loss) on security
    transactions                             11,303        (24,907)       7,688,374       (485,526)        (194,857)
  Net change in unrealized appreciation
   or depreciation on investments       (14,439,412)      (219,336)     (43,430,752)    (3,216,645)          64,578
                                        -----------      ---------      -----------     ----------        ---------
   Net gain (loss) on investments       (14,428,109)      (316,243)     (35,742,378)    (3,702,171)        (130,279)
                                        -----------      ---------      -----------     ----------        ---------
Net increase (decrease) in net assets
  resulting from operations            ($14,996,450)      ($18,782)    ($36,602,940)      $635,087        ($125,907)
                                        ===========      =========      ===========     ==========        =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                       Statements of Changes in Net Assets
       For six months ended June 30, 2001 and year ended December 31, 2000
                                   (Unaudited)

                                                 MONEY MARKET SUBACCOUNT                                 BOND SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $976,940          $1,905,88253                       $785,639            $4,352,427
  Net realized gain (loss) on
   security transactions                          --                    --                        (30,327)             (257,280)
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                      1,807,758             1,071,849
                                         -----------           -----------                    -----------           -----------
    Change in net assets from operations     976,940             1,905,882                      2,563,070             5,166,996
                                         -----------           -----------                    -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sales of units            42,737,565           122,471,055                     37,112,870            66,201,242
  Cost of units repurchased              (29,112,978)         (115,931,089)                   (32,979,938)          (63,604,645)
  Actuarial adjustments for mortality
   experience on annuities in payment period  (9,415)                  373                             40                   196
  Annuity benefit payments                      (249)                 (292)                          (633)                 (687)
                                         -----------           -----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                     13,614,923             6,540,047                      4,132,339             2,596,106
                                         -----------           -----------                    -----------           -----------
Increase (decrease) in net assets         14,591,863             8,445,929                      6,695,409             7,763,102
Net assets:
  Beginning of period                     50,684,607            42,238,678                     84,863,250            77,100,148
                                         -----------           -----------                    -----------           -----------
  End of period                          $65,276,470           $50,684,607                    $91,558,659           $84,863,250
                                         ===========           ===========                    ===========           ===========


                                                   BALANCED SUBACCOUNT                         GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $286,522            $8,609,404                    ($2,766,009)          ($2,536,338)
  Net realized gain (loss) on
   security transactions                  13,284,272             4,203,063                     13,412,578             4,677,704
  Net change in unrealized appreciation
   or depreciation on investments        (34,033,954)           (2,489,281)                   (71,583,764)           (6,580,195)
                                         -----------           -----------                    -----------           -----------
    Change in net assets from operations (20,463,160)           10,323,186                    (60,937,195)           (4,438,829)
                                         -----------           -----------                    -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sale of units            110,024,910           264,988,514                    135,267,490           348,793,349
  Cost of units repurchased             (116,206,410)         (219,452,122)                  (153,548,026)         (297,378,042)
  Actuarial adjustments for mortality
   experience on annuities in payment period   2,070                 4,709                          4,673                25,410
  Annuity benefit payments                   (11,171)              (19,052)                       (22,542)              (45,056)
                                         -----------           -----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                     (6,190,601)           45,522,049                    (18,298,405)           51,395,661
                                         -----------           -----------                    -----------           -----------
Increase (decrease) in net assets        (26,653,761)           55,845,235                    (79,235,600)           46,956,832
Net assets:
  Beginning of period                    474,826,256           418,981,021                    638,033,001           591,076,169
                                         -----------           -----------                    -----------           -----------
  End of period                         $448,172,495          $474,826,256                   $558,797,401          $638,033,001
                                         ===========           ===========                    ===========           ===========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                 Statements of Changes in Net Assets, continued
                     Years Ended December 31, 2000 and 1999


                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                     MID-CAP STOCK SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)           ($2,246,283)          ($4,320,782)                     ($296,350)            ($273,150)
  Net realized gain (loss) on
   security transactions                  24,115,694             4,472,691                      2,616,347                40,960
  Net change in unrealized appreciation
   or depreciation on investments        (32,184,834)            8,357,586                        947,479             5,603,344
                                         -----------           -----------                     ----------             ---------
    Change in net assets from operations (10,315,423)            8,509,495                      3,267,476             5,371,154
                                         -----------           -----------                     ----------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units            88,591,224           225,015,464                     16,574,257            34,523,596
  Cost of units repurchased              (92,457,206)         (177,030,410)                    (8,152,742)           (7,702,228)
  Actuarial adjustments for mortality
   experience on annuities in payment period   1,348                 1,495                             28                   585
  Annuity benefit payments                    (3,566)               (5,661)                          (214)                 (200)
                                         -----------           -----------                     ----------             ---------
   Change in net assets from capital
    unit transactions                     (3,868,200)           47,980,888                      8,421,329            26,821,753
                                         -----------           -----------                     ----------             ---------
  Increase (decrease) in net assets      (14,183,623)           56,490,383                     11,688,805            32,192,907
Net assets:
  Beginning of period                    349,661,381           293,170,998                     41,605,736             9,412,829
                                         -----------           -----------                     ----------             ---------
  End of period                         $335,477,758          $349,661,381                    $53,294,541           $41,605,736
                                         ===========           ===========                     ==========             =========


                                             INTERNATIONAL STOCK SUBACCOUNT                      GLOBAL GOVERNMENTS SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)             ($568,341)            ($768,348)                      $297,461              $382,979
  Net realized gain (loss) on
   security transactions                      11,303             3,188,222                        (24,907)             (117,519)
  Net change in unrealized appreciation
   or depreciation on investments        (14,439,412)          (22,791,586)                      (291,336)               78,313
                                         -----------            ----------                     ----------            ----------
    Change in net assets from operations (14,996,450)          (20,371,712)                       (18,782)              343,773
                                         -----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units             38,135,495            99,971,759                      4,497,702            10,512,850
  Cost of units repurchased              (42,288,979)          (84,728,870)                    (5,577,585)          (12,274,610)
  Actuarial adjustments for mortality
   experience on annuities in payment period      90                   917                             10                    15
  Annuity benefit payments                    (1,920)               (3,666)                           (90)                 (176)
                                         -----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     (4,155,314)           15,240,140                     (1,079,963)           (1,761,921)
                                         -----------            ----------                     ----------            ----------
Increase (decrease) in net assets        (19,151,764)           (5,131,572)                    (1,098,745)           (1,418,148)
Net assets:
  Beginning of period                     91,514,185            96,645,757                     10,464,657            11,882,805
                                         -----------            ----------                     ----------            ----------
  End of period                          $72,362,421           $91,514,185                     $9,365,912           $10,464,657
                                         ===========            ==========                     ==========            ==========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                 Statements of Changes in Net Assets, continued
      For six months ended June 30, 2001 and years ended December 31, 2000


                                              EMERGING GROWTH SUBACCOUNT                            HIGH INCOME SUBACCOUNT
Operations:                                    2001                  2000                          2001                  2000
                                               ----                  ----                          ----                  ----
  Net investment income (loss)             ($860,562)          ($2,427,178)                    $4,337,258            $4,242,779
  Net realized gain (loss) on
   security transactions                   7,688,374            12,787,784                       (485,526)             (637,982)
  Net change in unrealized appreciation
   or depreciation on investments        (43,430,752)          (50,248,655)                    (3,216,645)           (6,087,441)
                                         -----------           -----------                     ----------            ----------
    Change in net assets from operations (36,602,940)          (39,888,049)                       635,087            (2,482,644)
                                         -----------           -----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            42,944,064           138,341,900                     18,101,542            38,613,274
  Cost of units repurchased              (45,412,554)         (109,239,982)                   (19,674,600)          (39,935,264)
  Actuarial adjustments for mortality
   experience on annuities in payment period     172                   723                             60                     2
  Annuity benefit payments                    (2,303)               (5,935)                        (1,154)               (2,133)
                                         -----------           -----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     (2,470,621)           29,096,706                     (1,574,152)           (1,324,121)
                                         -----------           -----------                     ----------            ----------
  Increase (decrease) in net assets      (39,073,561)          (10,791,343)                      (939,065)           (3,806,765)
Net assets:
  Beginning of period                    153,730,050           164,521,393                     46,182,500            49,989,265
                                         -----------           -----------                     ----------            ----------
  End of period                         $114,656,489          $153,730,050                    $45,243,435           $46,182,500
                                         ===========           ===========                     ==========            ==========


                                             DEVELOPING MARKETS SUBACCOUNT
Operations:                                    2001                  2000
                                               ----
  Net investment income (loss)                $4,372              ($45,928)
  Net realized gain (loss) on
   security transactions                    (194,857)             (278,186)
  Net change in unrealized appreciation
   or depreciation on investments             64,578            (2,738,724)
                                           ---------             ---------
    Change in net assets from operations    (125,907)           (3,062,838)
                                           ---------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units             2,316,638             8,445,402
  Cost of units repurchased               (2,766,321)           (7,140,463)
  Actuarial adjustments for mortality
   experience on annuities in payment period      --                    --
  Annuity benefit payments                        --                    --
                                           ---------             ---------
   Change in net assets from capital
    unit transactions                       (449,683)            1,304,939
                                           ---------             ---------
  Increase (decrease) in net assets         (575,590)           (1,757,899)
Net assets:
  Beginning of period                      6,480,523             8,238,422
                                           ---------             ---------
  End of period                           $5,904,933            $6,480,523
                                           =========             =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS Variable Annuity
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra
     Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the Contracts. T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, MFS Variable Insurance Trust has two funds available as investment options under the Contracts, Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and Franklin Templeton Variable Insurance Products Trust has one fund available as an investment option under the Contracts. The Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series (formerly known as the MFS World Governments Series) and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     Transfer Fee. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the six months ended June 30,2001, was as follows:

     Money Market Fund............................................ $23,842,457
     Bond Fund....................................................   8,469,560
     Balanced Fund................................................  20,124,965
     Growth and Income Stock Fund.................................  12,422,806
     Capital Appreciation Stock Fund..............................  26,750,771
     Mid-Cap Stock Fund...........................................  10,977,433
     International Stock Portfolio................................     398,048
     Global Governments Series....................................     843,734
     Emerging Growth Series.......................................   9,576,425
     High Income Fund.............................................   5,576,687
     Developing Markets Fund......................................     233,957

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the year ended December 31, 2000, and for the six-month period ended June 30, 2001, were as follows:

                                                                                                        Capital
                                            Money                                      Growth and    Appreciation       Mid-Cap
                                           Market          Bond          Balanced     Income Stock       Stock           Stock
                                         Subaccount     Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
Units for contracts in accumulation period:
Outstanding at December 31, 1999         3,484,979       6,070,590     22,077,019     21,916,258       9,926,350       835,797
Sold                                     9,910,580       5,119,081     13,717,282     12,793,452       7,427,964     2,804,922
Repurchased                             (9,396,285)     (4,923,198)   (11,367,801)   (10,918,194)     (5,842,650)     (616,845)
                                         ---------       ---------      ---------      ---------       ---------      --------
Outstanding at December 31, 2000         3,999,274       6,266,473     24,426,500     23,791,516      11,511,664     3,023,874
Sold                                     3,345,323       2,678,586      5,799,270      5,354,307       2,996,369     1,175,154
Repurchased                             (2,278,276)     (2,382,245)    (6,133,339)    (6,093,786)     (3,138,063)     (579,598)
                                         ---------       ---------      ---------      ---------       ---------      --------
Outstanding at June 30, 2001             5,066,321       6,562,814     24,092,431     23,052,037      11,369,970     3,619,430
                                         ---------       ---------      ---------      ---------       ---------      --------

Units for annuitized contracts:
Outstanding at December 31, 1999               860             474          9,559         12,560           1,627            --
Sold                                           450             861          4,394          8,568           1,409           478
Repurchased                                    (43)           (142)        (1,477)        (2,618)           (350)          (17)
                                         ---------       ---------      ---------      ---------       ---------      --------
Outstanding at December 31, 2000             1,267           1,193         12,476         18,510           2,686           461
Sold                                             1               3            516            482             299             2
Repurchased                                   (763)            (46)          (587)          (897)           (121)          (15)
                                         ---------       ---------      ---------      ---------       ---------      --------
Outstanding at June 30, 2001                   505           1,150         12,405         18,095           2,864           448
                                         ---------       ---------      ---------      ---------       ---------      --------

Total units outstanding at June 30, 2001 5,066,826       6,563,964     24,104,836     23,070,132      11,372,834     3,619,878
                                         =========       =========      =========      =========       =========      ========



                                                      International      Global          Emerging         High        Developing
                                                          Stock        Governments        Growth         Income         Markets
     Units for contracts in accumulation period:       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
                                                       ----------      ----------       ----------     ----------     ----------
     Outstanding at December 31, 1999                  5,098,033        1,028,223       5,883,017      4,469,709       1,052,898
     Sold                                              5,764,312          911,769       5,132,948      3,510,188       1,320,927
     Repurchased                                      (4,905,000)      (1,064,685)     (4,080,340)    (3,630,130)     (1,137,500)
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 2000                  5,957,345          875,307       6,935,625      4,349,767       1,236,325
     Sold                                              2,716,813          372,736       2,400,144      1,634,517         440,228
     Repurchased                                      (3,022,537)        (462,245)     (2,555,219)    (1,776,002)       (526,928)
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at July 30, 2001                      5,651,621          785,798       6,780,550      4,208,282       1,149,625
                                                       ---------        ---------       ---------      ---------       ---------

     Units for annuitized contracts:
     Outstanding at December 31, 1999                      1,823              167           2,284          2,225              --
     Sold                                                  1,561                5           1,190            644              --
     Repurchased                                            (338)             (19)           (577)          (264)             --
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 2000                      3,046              153           2,897          2,605              --
     Sold                                                      8                1              10              7              --
     Repurchased                                            (136)              (7)           (128)          (106)             --
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at June 30, 2001                          2,918              147           2,779          2,506              --
                                                       ---------        ---------       ---------      ---------       ---------

     Total units outstanding at June 30, 2001          5,654,539          785,945       6,783,329      4,210,788       1,149,625
                                                       =========        =========       =========      =========       =========




(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                         Money Market                Bond                  Balanced             Growth and Income
                                          Subaccount              Subaccount              Subaccount            Stock Subaccount

Unit value:                             2001       2000         2001       2000         2001       2000         2001       2000
                                        ----       ----         ----       ----         ----       ----         ----       ----
  Beginning of period                 $12.67     $12.12       $13.54     $12.70       $19.43     $18.97       $26.80     $26.95

  End of period                        12.88      12.67        13.95      13.54        18.59      19.43        24.22      26.80

Percentage increase (decrease)
  in unit value during  period         1.66%      4.54%        3.03%      6.61%      (4.32%)      2.42%      (9.63%)    (0.56%)

Number of units outstanding
  at end of period                 5,066,826  4,000,541    6,563,964  6,267,666   24,104,836 24,438,976   23,070,132 23,810,026


                                     Capital Appreciation           Mid-Cap              International         Global Governments
                                       Stock Subaccount        Stock Subaccount        Stock Subaccount            Subaccount

Unit value:                             2001       2000         2001       2000         2001       2000         2001       2000
                                        ----       ----         ----       ----         ----       ----         ----       ----

  Beginning of period                 $30.37     $29.53       $13.76     $11.26       $15.35     $18.95       $11.95     $11.55

  End of period                        29.50      30.37        14.72      13.76        12.80      15.35        11.92      11.95

Percentage increase (decrease)
  in unit value during  period       (2.86%)      2.84%        6.98%     22.20%     (16.61%)   (19.00%)      (0.25%)      3.46%

Number of units outstanding
  at end of period                11,372,834 11,514,350    3,619,878  3,024,335    5,654,539  5,960,391      785,945    875,460



                                             Emerging Growth           High Income         Developing Markets
                                               Subaccount              Subaccount              Subaccount

     Unit value:                             2001       2000         2001       2000         2001       2000
                                             ----       ----         ----       ----         ----       ----
       Beginning of period                 $22.16     $27.95       $10.61     $11.18        $5.24      $7.82

       End of period                        16.90      22.16        10.74      10.61         5.14       5.24

     Percentage increase (decrease)
       in unit value during  period      (23.74%)   (20.72%)        1.23%    (5.10%)      (1.91%)   (32.99%)

     Number of units outstanding
       at end of period                 6,783,329  6,938,522    4,210,788  4,352,372    1,149,625  1,236,325
